Business Acquisition (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Cash	$ 894,261
Prepaid expenses	3,699
Other receivables	34,500
Plant and equipment	4,171
Intangible assets	958,512
Goodwill	1,864,053
Total asset	3,759,196
Accounts payable	(1,402)
Other payables and accrued liabilities	(1,705)
Total liabilities	(3,107)
Net asset acquired	3,756,089
Total consideration	3,756,089
Hong Kong, Dollars [Member]
Cash	6,997,259
Prepaid expenses	28,944
Other receivables	269,950
Plant and equipment	32,633
Intangible assets	7,500,000
Goodwill	14,585,528
Total asset	29,414,314
Accounts payable	(10,973)
Other payables and accrued liabilities	(13,341)
Total liabilities	(24,314)
Net asset acquired	29,390,000
Total consideration	$ 29,390,000